August 12, 2025
VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:    Manager Directed Portfolios (the “Trust”)
Ladies and Gentlemen:
Transmitted herewith via EDGAR on behalf of the Trust, please find the Trust’s Registration Statement on Form N-14 relating to the reorganization of each of the Jackson Square Large-Cap Growth Fund and the Jackson Square SMID-Cap Growth Fund, each a series of Managed Portfolio Series, into the Spyglass Growth Fund, a series of the Trust.
The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended.
If you have any questions concerning this filing, please do not hesitate to contact Amber Kopp, the Trust’s Secretary, at 617-548-4143.
Very truly yours,
GODFREY & KAHN, S.C.
/s/ Thomas A. Bausch
Thomas A. Bausch
36278540.1